[USAA EAGLE LOGO (R)]      USAA STATE TAX-FREE TRUST
                                 FLORIDA FUNDS
                        SUPPLEMENT DATED APRIL 29, 2003
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED AUGUST 1, 2002


THE FOLLOWING INFORMATION SHOULD BE ADDED TO THE END OF THE SECTION ENTITLED "REDEMPTION BY CHECK" ON PAGE 3 OF THE STATEMENT OF ADDITIONAL INFORMATION.

REDEMPTION BY BILL PAY

Shareholders in the Florida Tax-Free Money Market Fund may request through USAA.COM that their money market account be debited to pay certain USAA bills for which they are personally obligated to pay. USAA Bill Pay will not allow shareholders to make payments on bills for which they are not obligated to pay. Consent of joint account owners is not required to pay bills that an individual shareholder is solely and personally obligated to pay.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                      43937-0403

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